Operations By Reporting Segment and Geographic Area (Summary Of Geographic Information Sales And PPE) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Information [Line Items]
Net sales	$ 1,568	$ 1,575	$ 1,675	$ 1,731	$ 1,626	$ 1,704	$ 1,766	$ 1,691	$ 6,549	$ 6,787	$ 6,112
Property, plant and equipment, net	1,971				1,855				1,971	1,855
United States [Member]
Geographic Information [Line Items]
Net sales									2,584	2,529	2,433
Property, plant and equipment, net	554				521				554	521
Germany [Member]
Geographic Information [Line Items]
Net sales									1,160	1,284	1,052
Property, plant and equipment, net	399				388				399	388
France [Member]
Geographic Information [Line Items]
Net sales									365	430	395
Property, plant and equipment, net	93				84				93	84
Mexico [Member]
Geographic Information [Line Items]
Net sales									312	292	259
Property, plant and equipment, net	122				109				122	109
China [Member]
Geographic Information [Line Items]
Net sales									288	262	211
Property, plant and equipment, net	126				127				126	127
Belgium [Member]
Geographic Information [Line Items]
Net sales									286	299	275
Property, plant and equipment, net	24				22				24	22
Italy [Member]
Geographic Information [Line Items]
Net sales									263	302	277
Property, plant and equipment, net	71				75				71	75
United Kingdom [Member]
Geographic Information [Line Items]
Net sales									235	268	244
Property, plant and equipment, net	76				68				76	68
India [Member]
Geographic Information [Line Items]
Net sales									229	251	206
Property, plant and equipment, net	146				137				146	137
Other [Member]
Geographic Information [Line Items]
Net sales									827	870	760
Property, plant and equipment, net	$ 360				$ 324				$ 360	$ 324